Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity		Dec. 31, 2011 Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	5		1
Notional Amount	$ 100,400	[1]	$ 52,000	[1]
Credit exposure	306	[1]
Exposure, net of collateral	306	[1]
A+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]
Notional Amount	18,800	[1],[2]
Credit exposure	209	[1],[2]
Exposure, net of collateral	209	[1],[2]
A
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]
Notional Amount	7,900	[1],[2]
Credit exposure	45	[1],[2]
Exposure, net of collateral	45	[1],[2]
A-
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	2	[2]
Notional Amount	68,700	[1],[2]
Credit exposure	21	[1],[2]
Exposure, net of collateral	21	[1],[2]
BBB+
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties	1	[2]	1	[2]
Notional Amount	5,000	[1],[2]	52,000	[1],[2]
Credit exposure	31	[1],[2]
Exposure, net of collateral	$ 31	[1],[2]

[1]	Only OTC derivatives with a net positive fair value are included for each counterparty.
[2]	Rating is the lower of S&P or Moody's ratings.